Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31, 2017	January 31, 2016
Trade receivables	26,495	27,080
Less: Allowance for doubtful accounts	(1,094)	(1,466)
	25,401	25,614